May 1, 2008

VIA EDGAR

The United States Securities
   And Exchange Commission
100 F Street, NE
Washington, D.C.  20549-0506

Subject:                  Nationwide Provident VLI Separate Account 1
Nationwide Life Insurance Company of America
SEC File No. 333-84475
CIK No. 0000740269

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Provident VLI Separate Account 1 (the “Variable Account”) and Nationwide Life Insurance Company of America, we hereby submit the form of the prospectus, which has been modified from the form of the prospectus contained in Post Effective Amendment No. 11 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2008, to include non-material clarifying disclosure.

Please contact the undersigned at (614) 677-8212 with any questions regarding this filing.

Sincerely,

Nationwide Life Insurance Company of America

/s/ STEPHEN M. JACKSON
Stephen M. Jackson
Assistant General Counsel